Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income Loss [Line Items]
Balance as of December 31, 2012	$ 60
Balance as of December 31, 2013	(18)		60
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income taxes	(417)		(592)
Net Income	702		981
Unrealized Losses on Investment Securities Available for Sale [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance as of December 31, 2012	60	[1]
Other comprehensive loss before classifications	(20)	[1]
Amount reclassified from accumulated other comprehensive loss	(58)	[1]
Total other comprehensive loss	(78)	[1]
Balance as of December 31, 2013	(18)	[1]
Unrealized Losses on Investment Securities Available for Sale [Member] | Amount Reclassified from Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of investments	(88)	[2]
Income taxes	30	[2]
Net Income	$ (58)	[2]

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.
[2]	Amounts in parentheses indicate debits.